Loan Receivable	6 Months Ended
Apr. 30, 2026
Receivables [Abstract]
LOAN RECEIVABLE
6.	LOAN RECEIVABLE

Loan receivable as of April 30, 2026 and October 31, 2025 are as follows:

	April 30, 2026	October 31, 2025
Current
XIAOMING MANAGEMENT SERVICES PTE. LTD (b)	$250,000	$—
Yaruyun (Shanghai) Enterprise Management Co., Ltd. (a)	350,000	—

Non-current
Yaruyun (Shanghai) Enterprise Management Co., Ltd. (a)	$—	$350,000

(a)	As of October 30, 2025, the Company had one non-current loan receivable outstanding, granted to Yaruyun (Shanghai) Enterprise Management Co., Ltd. on January 24, 2025, with a principal amount of $350,000. The loan has a contractual term of two years, maturing on January 24, 2027, and bears interest at a fixed annual rate of 4%. Interest is payable annually in arrears on January 24 of each year. As of April 30, 2026, this loan should be classified as current loan receivable.

(b)	As of April 30, 2026, the Company had one current loan receivable outstanding, granted to XIAOMING MANAGEMENT SERVICES PTE. LTD on April 13, 2026 with a remaining principal amount of $250,000. The loan is interest-free and matures on May 7, 2026.

Interest income is recognized using the effective interest method over the term of the loan. The Company adopts the simplified interest calculation method (30 days per month) for interest recognition.